ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Salaries and welfare payable	$ 16,143	$ 11,974
Accrued marketing and promotion fee	6,094	689
Accrued outsourced data processing and other direct costs	6,453	3,426
VAT, business tax and other tax payable	3,415	6,248
Deferred consideration for business acquisition	2,972
Accrued professional service fee	1,132	1,109
Accrued air plane rental costs	1,040	1,021
Deferred income from government subsidies	867	1,531
Accrued server hosting fee	820	418
Share-based compensation liability	393
Payables for purchase of equipment		379
Other accrued expenses	3,729	2,818
Total	$ 43,058	$ 29,613